Note 4 - Inventory: Schedule of Inventory, Current (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Details
Inventory, Raw Materials, Gross	$ 177,380	$ 157,839
Inventory, Finished Goods, Gross	293,868	350,499
Inventory	$ 471,248	$ 508,338